SCHEDULE OF SIGNIFICANT RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Amounts owed from related parties	$ 53	$ 78